Valuation and Qualifying Accounts	12 Months Ended
Sep. 30, 2014
Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts

VALUATION AND QUALIFYING ACCOUNTS

(In thousands)

	Accounts Receivable Allowances	Valuation Allowances on Net Deferred Tax Assets
Balance as of October 1, 2011	$15,566	$137,836
Charged to costs and expenses	4,498	23,708	(1)
Charged to other accounts	1,659 (2)	—
Deductions	(5,159)	(44,533	)(3)

Balance as of September 30, 2012	16,564	117,011
Charged to costs and expenses	5,851	23,199	(4)
Charged to other accounts	1,176 (6)	2,552	(5)
Deductions	(3,256)	(15,560	)(7)

Balance as of September 30, 2013	20,335	127,202
Charged to costs and expenses	6,100	12,725	(8)
Charged to other accounts	12,754	4,418	(9)
Deductions	(2,791)	(16,138	)(10)

Balance as of September 30, 2014	$36,398	$128,207

(1)	Valuation allowances recorded on deferred tax assets during fiscal 2012.

(2)	$640 was related to an immaterial acquisition in fiscal 2011 and was charged to other accounts during fiscal 2012.

(3)	$38,268 of valuation allowances on deferred tax assets were written off against the related deferred tax assets which expired unused, and the remaining deductions in the valuation allowances on net deferred tax assets were released to earnings.

(4)	Valuation allowances recorded on deferred tax assets during fiscal 2013.

(5)	Valuation allowances on deferred tax assets recorded in connection with an immaterial acquisition in fiscal 2013.

(6)	$109 was related to an immaterial acquisition in fiscal 2013 and was charged to other accounts during fiscal 2013.

(7)	$7,707 of valuation allowances on deferred tax assets were written off against the related deferred tax assets, and the remaining deductions in the valuation allowances on net deferred tax assets were released primarily to earnings.

(8)	Valuation allowances recorded on deferred tax assets during fiscal 2014.

(9)	Includes mainly valuation allowances on deferred tax assets incurred in connection with an immaterial acquisition in fiscal 2014.

(10)	$9,641 of valuation allowances on deferred tax assets were written off against the related deferred tax assets, and the remaining deductions in the valuation allowances on net deferred tax assets were released to earnings.